SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BWP (P)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BWP (P)
Risk Management
Financial assets, Short term exposure	$ 3,154,245	P 1,031,792	$ 2,834,303	P 473,980
Financial assets, Long term exposure		34,040,669		32,058,793
Financial liabilities, Short term exposure	(694,403)	(2,413,132)	(1,246,825)	(2,176,110)
Financial liabilities, Long term exposure		(1,750,360)		(1,530,341)
Total exposure, Short term exposure	$ 2,459,842	(1,381,340)	$ 1,587,478	(1,702,130)
Total exposure, Long term exposure		P 32,290,309		P 30,528,452